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As filed with the Securities and Exchange Commission on July 26, 2006

Registration File No. 333-
Registration File No. 811-21901

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☒
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO.
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ☒
AMENDMENT NO. 5

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact Name of Registrant as Specified in Charter)

2500 Westchester Avenue, Suite 215
Purchase, New York, 10577
 (Address of Principal Executive Offices—Number, Street, City, State, Zip Code)

Registrant's telephone number, including area code: (914) 251-0880

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York, 10577
 (Name and Address—Number, Street, City, State, Zip Code—of Agent for Service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Avenue New York, NY 10174 (212) 885-5239	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017-3954 (212) 455-2000

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.    ☐

It is proposed that this filing will become effective (check appropriate box):

☐
when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐
This post-effective amendment designates a new effective date for a previously filed registration statement.

☒
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-134096.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Share(1)	Proposed Maximum Aggregate Offering Price(1)(2)	Amount of Registration Fee

Common shares, no par value	1,305,000	$20.00	$26,100,000	$2,792.70

(1)
Estimated solely for the purpose of calculating the amount of the registration fee.

(2)
Includes Shares that may be purchased by the underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

Rule 462(b) Filing

        This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, no par value per share, of Alpine Global Dynamic Dividend Fund, a statutory trust organized under the laws of the State of Delaware, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-134096 and 811-21901) are incorporated in this registration statement by reference.

        Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

PART C
OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)
Financial Statements (included in Part B of Registration Statement 333-134096)

Report of Independent Registered Public Accounting Firm*
Statement of Assets and Liabilities*
Notes to Statement of Assets and Liabilities*

(2)
Exhibits

(a)(i)	Certificate of Trust*
(a)(ii)	Agreement and Declaration of Trust*
(b)	Bylaws*
(c)	Not applicable
(d)	Form of Share Certificate*
(e)	Dividend Reinvestment Plan*
(f)	Not applicable
(g)	Form of Investment Advisory Agreement*
(h)	Form of Underwriting Agreement*
(i)	Not applicable
(j)	Form of Custody Agreement*
(k)	(1) Form of Stock Transfer Agency Agreement* (2) Form of Marketing, Administration, Bookkeeping and Pricing Services Agreement*
(l)	Opinion and Consent of Blank Rome LLP
(m)	Not applicable
(n)	Consent of Deloitte & Touche LLP
(o)	Not applicable
(p)	Initial Subscription Agreement*
(q)	Not applicable
(r)	Joint Code of Ethics of the Fund, the Adviser and Others*

*
Previously filed on the Form N-2 Registration Statement, File No. 333-134096.

Item 26. Marketing Arrangements

        See Form of Underwriting Agreement (Exhibit 2(h)(1)).

Item 27. Other Expenses of Issuance and Distribution

        The approximate expenses in connection with the offering (including the expenses for the shares registered in Registration Statement, File No. 333-134096) are as follows:

Registration and Filing Fees	$51,264
NASD Fees	41,900
NYSE Fees	70,000
Printing (Other than Certificates)	325,000
Engraving and Printing Certificates	3,000
Legal Fees and Expenses	250,000
Miscellaneous Expenses	86,836
Total	$828,000

Item 28. Persons Controlled by or Under Common Control With Registrant

        None.

Item 29. Number of Holders of Securities

        Set forth below is the number of record holders as of July 25, 2006, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest	1

Item 30. Indemnification

        Article IV of the Registrant's Agreement and Declaration of Trust provides as follows:

4.1
No Personal Liability of Shareholders, Trustees, etc.

        No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the general corporation law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.

4.2
Mandatory Indemnification.

        (a)   The Trust shall indemnify the Trustees and officers of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth above in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.

        (b)   Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

        (c)   The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

        (d)   The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.

        (e)   Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law provided that such indemnification has been approved by a majority of the Trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

4.3
No Duty of Investigation; Notice in Trust Instruments, etc.

        No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders,

Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

4.4
Reliance on Experts, etc.

        Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any adviser, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee. Item 31. Business and Other Connections of Investment Adviser Alpine Woods Capital Investors, LLC serves as investment adviser to the Registrant and also serves as adviser to unregistered funds, institutions and high net worth individuals. A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each member or executive officer of the investment adviser is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the prospectus contained in this Registration Statement in the section entitled "Management of the Fund—Investment Adviser." Item 32. Location of Accounts and Records All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant's administrator, ALPS Mutual Funds Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202. Item 33. Management Services Not applicable.

Item 31. Business and Other Connections of Investment Adviser

        Not Applicable.

Item 32. Location of Accounts and Records

        ALPS Mutual Fund Services, Inc., 1625 Broadway, Suite 2200, Denver, Colorado 80202; and Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 33. Management Services

        Not Applicable.

Item 34. Undertakings

  1.
  The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

  2.
  Not applicable.

  3.
  Not applicable.

  4.
  Not applicable.

  5.
  The Registrant undertakes that:

(a)
for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

(b)
for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

6.
The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

        Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Purchase, and the State of New York, on the 25th day of June, 2006.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
By:	/s/ SAMUEL A. LIEBER
	Name:	Samuel A. Lieber
	Title:	President and Principal Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ SAMUEL A. LIEBER Samuel A. Lieber	Principal Executive Officer and President and Initial Trustee	June 25, 2006
/s/ SHELDON R. FLAMM Sheldon R. Flamm	Principal Financial and Accounting Officer and Treasurer and Chief Compliance Officer	June 25, 2006
/s/ * Laurence B. Ashkin	Trustee	June 25, 2006
/s/ * H. Guy Leibler	Trustee	June 25, 2006
/s/ * Jeffrey E. Wacksman	Trustee	June 25, 2006
*
By Samuel A. Lieber
as Attorney-In-Fact

EXHIBIT INDEX

Exhibit Number	Description
2(l)	Opinion and Consent of Blank Rome LLP
2(n)	Consent of Deloitte & Touche LLP

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EXPLANATORY NOTE AND INCORPORATION BY REFERENCE
PART C OTHER INFORMATION
  Item 25. Financial Statements and Exhibits
  Item 26. Marketing Arrangements
  Item 27. Other Expenses of Issuance and Distribution
  Item 28. Persons Controlled by or Under Common Control With Registrant
  Item 29. Number of Holders of Securities
  Item 30. Indemnification
  Item 31. Business and Other Connections of Investment Adviser
  Item 32. Location of Accounts and Records
  Item 33. Management Services
  Item 34. Undertakings
SIGNATURES
EXHIBIT INDEX